SCHEDULE OF COMPONENTS OF CAPITAL (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 4,476,478	$ 9,229,845	$ 10,269,148	$ 14,941,775
Shareholders' equity	$ 220,322,204